Segment Reporting - Main Customer (Details) - customer	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of major customers
Number of major customers	0	0	1
Percentage of entity's revenue (as a percent)	10.00%
Goods or services recognized at point in time
Disclosure of major customers
Percentage of entity's revenue (as a percent)	95.30%	94.90%	98.00%
Customer one
Disclosure of major customers
Percentage of entity's revenue (as a percent)			10.37%